Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - ClearVoice acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 11,240
Clear Voice, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	369
Other tangible assets assumed	523
Goodwill	9,859
Total acquired assets	15,511
Total liabilities assumed	935
Net assets acquired	14,576
Clear Voice, Inc. [Member] | Developed technology
Business Acquisition [Line Items]
Other tangible assets assumed	2,600
Clear Voice, Inc. [Member] | Customer relationships
Business Acquisition [Line Items]
Other tangible assets assumed	1,600
Clear Voice, Inc. [Member] | Trade name
Business Acquisition [Line Items]
Other tangible assets assumed	$ 560